Guarantor Non-Guarantor Subsidiary Financial Information	12 Months Ended
Dec. 31, 2015
Guarantor Non Guarantor Subsidary Financial Information [Abstract]
Guarantees [Text Block]
Guarantor/Non-Guarantor Subsidiary Financial Information
The Company’s 6.625% First-Priority Senior Secured Notes due 2020, 10.00% First-Priority Senior Secured Notes due 2020, 8.875% Senior Secured Notes due 2018 and the 9.00% Second-Priority Senior Secured Notes due 2020 are guaranteed by the Company and certain of its U.S. subsidiaries.
The following information contains the condensed consolidating financial information for Hexion Inc. (the parent), the combined subsidiary guarantors (Hexion Investments Inc. (formerly, Momentive Specialty Chemical Investments Inc.); Borden Chemical Foundry, LLC; Lawter International, Inc.; HSC Capital Corporation; Hexion International Inc. (formerly, Momentive International, Inc.); Hexion CI Holding Company (China) LLC (formerly, Momentive CI Holding Company (China) LLC); NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company’s foreign subsidiaries.
All of the subsidiary guarantors are 100% owned by Hexion Inc. All guarantees are full and unconditional, and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company’s Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company’s ability to obtain cash from the remaining non-guarantor subsidiaries.
These financial statements are prepared on the same basis as the consolidated financial statements of the Company except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.
This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.
INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2015

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $8, respectively)	$62	$—	$174	$—	$236
Accounts receivable, net	115	1	334	—	450
Intercompany accounts receivable	132	—	154	(286)	—
Intercompany loans receivable	—	—	174	(174)	—
Inventories:
Finished and in-process goods	97	—	121	—	218
Raw materials and supplies	34	—	56	—	90
Other current assets	29	—	24	—	53
Total current assets	469	1	1,037	(460)	1,047
Investments in unconsolidated entities	117	28	21	(130)	36
Deferred income taxes	—	—	13	—	13
Other long-term assets	21	6	21	—	48
Intercompany loans receivable	1,269	6	108	(1,383)	—
Property and equipment, net	559	—	492	—	1,051
Goodwill	65	—	57	—	122
Other intangible assets, net	49	—	16	—	65
Total assets	$2,549	$41	$1,765	$(1,973)	$2,382
Liabilities and Deficit
Current liabilities:
Accounts payable	$148	$—	$238	$—	$386
Intercompany accounts payable	154	—	132	(286)	—
Debt payable within one year	6	—	74	—	80
Intercompany loans payable within one year	174	—	—	(174)	—
Interest payable	80	—	2	—	82
Income taxes payable	7	—	8	—	15
Accrued payroll and incentive compensation	43	—	35	—	78
Other current liabilities	73	—	50	—	123
Total current liabilities	685	—	539	(460)	764
Long-term liabilities:
Long-term debt	3,656	—	42	—	3,698
Intercompany loans payable	93	6	1,284	(1,383)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	429	130	—	(559)	—
Long-term pension and post employment benefit obligations	45	—	179	—	224
Deferred income taxes	6	—	6	—	12
Other long-term liabilities	111	—	50	—	161
Total liabilities	5,025	136	2,100	(2,402)	4,859
Total Hexion Inc. shareholder’s deficit	(2,476)	(95)	(334)	429	(2,476)
Noncontrolling interest	—	—	(1)	—	(1)
Total deficit	(2,476)	(95)	(335)	429	(2,477)
Total liabilities and deficit	$2,549	$41	$1,765	$(1,973)	$2,382

HEXION INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2014

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $16, respectively)	$23	$—	$149	$—	$172
Short-term investments	—	—	7	—	7
Accounts receivable, net	174	—	417	—	591
Intercompany accounts receivable	118	—	138	(256)	—
Intercompany loans receivable	265	—	43	(308)	—
Inventories:
Finished and in-process goods	117	—	173	—	290
Raw materials and supplies	46	—	64	—	110
Other current assets	36	—	37	—	73
Total current assets	779	—	1,028	(564)	1,243
Investments in unconsolidated entities	234	34	29	(249)	48
Deferred income taxes	—	—	18	—	18
Other long-term assets	19	6	28	—	53
Intercompany loans receivable	1,046	28	17	(1,091)	—
Property and equipment, net	534	—	521	—	1,055
Goodwill	65	—	54	—	119
Other intangible assets, net	56	—	25	—	81
Total assets	$2,733	$68	$1,720	$(1,904)	$2,617
Liabilities and Deficit
Current liabilities:
Accounts payable	$142	$—	$284	$—	$426
Intercompany accounts payable	138	—	118	(256)	—
Debt payable within one year	26	—	73	—	99
Intercompany loans payable within one year	43	—	265	(308)	—
Interest payable	81	—	1	—	82
Income taxes payable	6	—	6	—	12
Accrued payroll and incentive compensation	34	—	33	—	67
Other current liabilities	69	—	66	—	135
Total current liabilities	539	—	846	(564)	821
Long-term liabilities:
Long-term debt	3,617	—	61	—	3,678
Intercompany loans payable	36	6	1,049	(1,091)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	705	249	—	(954)	—
Long-term pension and post employment benefit obligations	59	—	219	—	278
Deferred income taxes	8	—	11	—	19
Other long-term liabilities	117	—	54	—	171
Total liabilities	5,081	255	2,240	(2,609)	4,967
Total Hexion Inc shareholder’s deficit	(2,348)	(187)	(518)	705	(2,348)
Noncontrolling interest	—	—	(2)	—	(2)
Total deficit	(2,348)	(187)	(520)	705	(2,350)
Total liabilities and deficit	$2,733	$68	$1,720	$(1,904)	$2,617
INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$1,715	$—	$2,603	$(178)	$4,140
Cost of sales	1,528	—	2,190	(178)	3,540
Gross profit	187	—	413	—	600
Selling, general and administrative expense	134	—	172	—	306
Asset impairments	—	—	6	—	6
Business realignment costs	7	—	9	—	16
Other operating expense (income), net	16	—	(4)	—	12
Operating income	30	—	230	—	260
Interest expense, net	317	—	9	—	326
Intercompany interest (income) expense, net	(80)	—	80	—	—
Gain on extinguishment of debt	(41)	—	—	—	(41)
Other non-operating expense (income), net	94	—	(97)	—	(3)
(Loss) income before income tax, earnings from unconsolidated entities	(260)	—	238	—	(22)
Income tax (benefit) expense	(2)	—	36	—	34
(Loss) income before earnings from unconsolidated entities	(258)	—	202	—	(56)
Earnings from unconsolidated entities, net of taxes	218	132	1	(334)	17
Net (loss) income	(40)	132	203	(334)	(39)
Net income attributable to noncontrolling interest	—	—	(1)	—	(1)
Net (loss) income attributable to Hexion Inc.	$(40)	$132	$202	$(334)	$(40)
Comprehensive (loss) income attributable to Hexion Inc.	$(128)	$133	$156	$(289)	$(128)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,259		$—	$3,109	$(231)	$5,137
Cost of sales	2,001		—	2,806	(231)	4,576
Gross profit	258		—	303	—	561
Selling, general and administrative expense	102		—	297	—	399
Asset impairments	—		—	5	—	5
Business realignment costs	31		—	16	—	47
Other operating (income) expense, net	(11)		(4)	7	—	(8)
Operating income (loss)	136		4	(22)	—	118
Interest expense, net	300		—	8	—	308
Intercompany interest (income) expense, net	(92)		(1)	93	—	—
Other non-operating expense (income), net	101		—	(69)	—	32
(Loss) income before income tax, (losses) earnings from unconsolidated entities	(173)		5	(54)	—	(222)
Income tax (benefit) expense	(6)		—	28	—	22
(Loss) income before (losses) earnings from unconsolidated entities	(167)		5	(82)	—	(244)
(Losses) earnings from unconsolidated entities, net of taxes	(56)		31	5	40	20
Net (loss) income	(223)		36	(77)	40	(224)
Net loss attributable to noncontrolling interest	—	—	—	1	—	1
Net (loss) income attributable to Hexion Inc.	$(223)		$36	$(76)	$40	$(223)
Comprehensive (loss) income attributable to Hexion Inc.	$(280)		$35	$(81)	$46	$(280)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,176	$—	$2,919	$(205)	$4,890
Cost of sales	1,868	—	2,619	(205)	4,282
Gross profit	308	—	300	—	608
Selling, general and administrative expense	76	—	228	—	304
Asset impairments	53	—	128	—	181
Business realignment costs	12	—	9	—	21
Other operating (income) expense, net	(1)	(1)	3	—	1
Operating income (loss)	168	1	(68)	—	101
Interest expense, net	296	—	7	—	303
Intercompany interest (income) expense, net	(103)	(1)	104	—	—
Loss on extinguishment of debt	4	—	2	—	6
Other non-operating (income) expense, net	(45)	—	47	—	2
Income (loss) before income tax, (losses) earnings from unconsolidated entities	16	2	(228)	—	(210)
Income tax expense	361	—	18	—	379
(Loss) income before (losses) earnings from unconsolidated entities	(345)	2	(246)	—	(589)
(Losses) earnings from unconsolidated entities, net of taxes	(226)	(170)	4	409	17
Net loss	(571)	(168)	(242)	409	(572)
Net loss attributable to noncontrolling interest	—	—	1	—	1
Net loss attributable to Hexion Inc.	$(571)	$(168)	$(241)	$409	$(571)
Comprehensive loss attributable to Hexion Inc.	$(583)	$(169)	$(258)	$427	$(583)
INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2015

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(295)		$19	$508		$(19)	$213
Cash flows provided by (used in) investing activities
Capital expenditures	(91)		—	(84)		—	(175)
Purchase of businesses, net of cash acquired	—		—	(7)		—	(7)
Capitalized interest	(3)		—	(1)		—	(4)
Proceeds from sale of investments, net	—		—	6		—	6
Change in restricted cash	—		—	8		—	8
Proceeds from sale of assets	—		—	17		—	17
Capital contribution to subsidiary	(25)		(17)	—		42	—
Return of capital from subsidiary from sales of accounts receivable	278	(a)	—	—		(278)	—
	159		(17)	(61)		(236)	(155)
Cash flows provided by (used in) financing activities
Net short-term debt repayments	—		—	(3)		—	(3)
Borrowings of long-term debt	500		—	23		—	523
Repayments of long-term debt	(445)		—	(40)			(485)
Net intercompany loan borrowings (repayments)	131		—	(131)		—	—
Capital contribution from parent	—		17	25		(42)	—
Long-term debt and credit facility financing fees	(11)		—	—		—	(11)
Common stock dividends paid	—		(19)	—		19	—
Return of capital to parent from sales of accounts receivable	—		—	(278)	(a)	278	—
	175		(2)	(404)		255	24
Effect of exchange rates on cash and cash equivalents	—		—	(10)		—	(10)
Increase in cash and cash equivalents	39		—	33		—	72
Cash and cash equivalents (unrestricted) at beginning of year	23		—	133		—	156
Cash and cash equivalents (unrestricted) at end of year	$62		$—	$166		$—	$228

(a)
During the year ended December 31, 2015, Hexion Inc. contributed receivables of $278 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2015, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(426)		$14	$376		$(14)	$(50)
Cash flows provided by (used in) investing activities
Capital expenditures	(89)		—	(94)		—	(183)
Acquisition of businesses	(52)		—	(12)		—	(64)
Purchase of debt securities, net	—		—	(1)		—	(1)
Change in restricted cash	—		—	(3)		—	(3)
Disbursement of affiliated loan	—		—	(50)		—	(50)
Repayment of affiliated loan	—		—	50		—	50
Funds remitted to unconsolidated affiliates, net	—		—	(2)		—	(2)
Proceeds from sale of assets	20		—	—		—	20
Capital contribution to subsidiary	(30)		(20)	—		50	—
Return of capital from subsidiary from sales of accounts receivable	350	(a)	—	—		(350)	—
	199		(20)	(112)		(300)	(233)
Cash flows provided by (used in) financing activities
Net short-term debt borrowings	7		—	14		—	21
Borrowings of long-term debt	295		—	96		—	391
Repayments of long-term debt	(256)		—	(87)		—	(343)
Net intercompany loan borrowings (repayments)	34		—	(34)		—	—
Capital contribution from parent	—		20	30		(50)	—
Common stock dividends paid	—		(14)	—		14	—
Return of capital to parent from sales of accounts receivable	—		—	(350)	(a)	350	—
	80		6	(331)		314	69
Effect of exchange rates on cash and cash equivalents	—		—	(9)		—	(9)
Decrease in cash and cash equivalents	(147)		—	(76)		—	(223)
Cash and cash equivalents (unrestricted) at beginning of year	170		—	209		—	379
Cash and cash equivalents (unrestricted) at end of year	$23		$—	$133		$—	$156

(a)
During the year ended December 31, 2014, Hexion Inc. contributed receivables of $350 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(173)		$23	$251		$(21)	$80
Cash flows provided by (used in) investing activities
Capital expenditures	(75)		—	(69)		—	(144)
Capitalized interest	—		—	(1)		—	(1)
Purchase of debt securities, net	—		—	(3)		—	(3)
Change in restricted cash	—		—	4		—	4
Funds remitted to unconsolidated affiliates, net	—		—	(13)		—	(13)
Proceeds from sale of assets	—		—	7		—	7
Capital contribution to subsidiary	(31)		(20)	—		51	—
Return of capital from subsidiary	48		31	—		(79)	—
Return of capital from subsidiary from sales of accounts receivable	214	(a)	—	—		(214)	—
	156		11	(75)		(242)	(150)
Cash flows used in financing activities
Net short-term debt borrowings	—		—	15		—	15
Borrowings of long-term debt	1,109		—	26		—	1,135
Repayments of long-term debt	(665)		—	(393)		—	(1,058)
Net intercompany loan (repayments) borrowings	(493)		(2)	495		—	—
Capital contribution from parent	—		20	31		(51)	—
Long-term debt and credit facility financing fees	(40)		—	—		—	(40)
Common stock dividends paid	—		(21)	—		21	—
Return of capital to parent	—		(31)	(48)		79	—
Return of capital to parent from sales of accounts receivable	—		—	(214)	(a)	214	—
	(89)		(34)	(88)		263	52
Effect of exchange rates on cash and cash equivalents	—		—	(4)		—	(4)
(Decrease) increase in cash and cash equivalents	(106)		—	84		—	(22)
Cash and cash equivalents (unrestricted) at beginning of year	276		—	125		—	401
Cash and cash equivalents (unrestricted) at end of year	$170		$—	$209		$—	$379

(a)
During the year ended December 31, 2013, Hexion Inc. contributed receivables of $214 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2013, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.